CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues
Commodity sales	$ 2,216,717	$ 1,283,511
Services	532,894	490,948
Total revenues	2,749,611	1,774,459
Cost of sales and fuel (exclusive of items shown separately below)	2,143,843	1,195,738
Operations and maintenance	164,769	155,145
Depreciation and amortization	99,419	94,478
General taxes	27,153	21,870
(Gain) loss on sale of assets	7	(4,206)
Operating income	314,420	311,434
Equity in net earnings from investments	39,564	32,914
Allowance for equity funds used during construction	13	208
Other income	4,341	305
Other expense	(750)	(637)
Interest expense (net of capitalized interest of $1,441 and $2,887, respectively)	(116,462)	(118,247)
Income before income taxes	241,126	225,977
Income taxes	(54,941)	(50,066)
Income from continuing operations	186,185	175,911
Income (loss) from discontinued operations, net of tax	0	(952)
Net income	186,185	174,959
Less: Net income attributable to noncontrolling interests	98,824	91,513
Net income attributable to ONEOK	87,361	83,446
Amounts attributable to ONEOK:
Income from continuing operations	87,361	84,398
Income (loss) from discontinued operations	0	(952)
Net income attributable to ONEOK	$ 87,361	$ 83,446
Basic earnings per share:
Income from continuing operations	$ 0.41	$ 0.40
Income (loss) from discontinued operations	0.00	0.00
Net income1	0.41	0.40
Diluted earnings per share:
Income from continuing operations (Note H)	0.41	0.40
Income (loss) from discontinued operations	0.00	0.00
Net income1	$ 0.41	$ 0.40
Average shares (thousands)
Basic	211,619	210,781
Diluted	213,602	211,071
Dividends declared per share of common stock	$ 0.615	$ 0.615